Offerings - Offering: 1	Apr. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, without par value
Amount Registered | shares	218,680,000
Maximum Aggregate Offering Price	$ 218,680,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,199.71
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of OceanaGold Corporation's (the "Registrant") common shares that become issuable under the OceanaGold Corporation Amended and Restated Performance Share Rights Plan for Designated Participants of OceanaGold Corporation and its Affiliates, by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding common shares. (b) Pursuant to Rule 457(c) and 457(h) under the Securities Act, the Proposed Maximum Aggregate Offering Price with respect to the common shares is calculated based upon the average of high and low prices of the Registrant's common shares as reported on OTCQX on March 31, 2026.